UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [   ]; Amendment Number:
         This Amendment (Check only one.):   [  ]  is a restatement.
                                             [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Investor AB
Address:  Arsenalsgatan 8C, S-103, 23
          Stockholm, Sweden

Form 13F File Number:  028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. Michael Oporto                  Mr. Henry Gooss
Title:      Attorney-in-Fact                    Attorney-in-Fact
Phone:      212.515.9000                        212.515.9000

Signature, Place, and Date of Signing:

 /s/ Michael Oporte          New York, New York         February 13, 2006
----------------------     ----------------------     ----------------------
[Signature]                   [City, State]                [Date]

Signature, Place, and Date of Signing:

 /s/  Henry Gross           New York, New York          February 13, 2006
----------------------     ----------------------     ----------------------
[Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                             4
                                                                     -----------
Form 13F Information Table Entry Total:                                       11
                                                                     -----------
Form 13F Information Table Value Total:                                  $64,091
                                                                     -----------
                                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number         Name
  -----         ----------------------       -----------------------------------

    1.          Not known                    Investor Trading AB

    2.          Not known                    Investor Growth Capital Limited

    3.          Not known                    Investor Group L.P.

    4.          Not known                    Investor Group Asia, L.P.





                              Investor AB
                           Form 13F Information Table
                         Quarter ended December 31, 2005

                                                                             Investment Discretion            Voting Authority
                                                                             ---------------------            -----------------
                                           Fair
                                           Market      Shrs/
                    Title of   Cusip       Value        PRN     SH/  Put/       Shared   Shared   Other
Issuer               Class     Number    (x 1000s)     Amount    PRN  Call Sole  Defined  Other   Managers   Sole    Shared   None
-------------       --------  ---------  ---------  ---------    ---  ---- ----  -------  -----   --------   ----    ------   ----

Abbott                COM     002824100     $1,183     30,000     SH             Defined           2, 3      30,000
Laboratories
------------------------------------------------------------------------------------------------------------------------------------
Amkor                 COM     031652100     $7,056  1,260,000     SH             Defined           2, 4   1,260,000
Technology
Inc.
------------------------------------------------------------------------------------------------------------------------------------
AVON Products,       COM      054303102        $40      1,400     SH             Defined           1          1,400
Inc.
------------------------------------------------------------------------------------------------------------------------------------
ISTA                 COM NEW  45031X204    $17,521  2,754,851     SH             Defined           2, 3   2,754,851
Pharmaceuticals
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Kyphon, Inc.         COM      501577100    $19,192    470,048     SH             Defined           2, 3     470,048
------------------------------------------------------------------------------------------------------------------------------------
LifeCell             COM      531927101    $7,548     396,416     SH             Defined           2, 3     396,416
Corporation
------------------------------------------------------------------------------------------------------------------------------------
LG. Philips LCD      COM      50186V102     $1,073     50,000     SH             Defined           1         50,000
Co., Ltd
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.         COM      7170811103      $641     27,500     SH             Defined           1         27,500
------------------------------------------------------------------------------------------------------------------------------------
Santarus, Inc.       COM      802817304     $7,407  1,397,550     SH             Defined           2, 3   1,397,550
------------------------------------------------------------------------------------------------------------------------------------
USEC, Inc.           COM      90333E108     $1,255    105,000     SH             Defined           1        105,000
------------------------------------------------------------------------------------------------------------------------------------
Wyeth Inc            COM      983024100     $1,175     25,500     SH             Defined           1         25,500
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                    $64,091
(in thousands)